RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions

(b) The Group had the following related party transactions for the years presented:

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Gain on bargain purchase of Vogins BVI from:
Gaintech	—	—	9,654	1,595

	—	—	9,654	1,595

On November 29, 2013, the Company acquired 90.6% equity interest in Vogins BVI, of which 82.6% was acquired from Gaintech (Note 4). The gain on bargain purchase of RMB9,654 (US$1,595) was recorded in the Company’s consolidated statement of comprehensive income for the year ended December 31, 2013.

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Temporary funding provided to:
Vogins Shanghai	—	—	4,483	741

	—	—	4,483	741

During the year ended December 31, 2013, the Group provided temporary funding of RMB4,500 to Vogins Shanghai to be used as working capital (Note 4). The temporary funding was unsecured, interest-free and repayable on demand.

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Technology service fee for game platform installation paid to:
MediaTek Inc. (“MTK”)	—	—	968	160

The Group entered into an agreement with MTK in May 2013, pursuant to which the Group engaged MTK to customize and install the game platform onto its self-developed mobile phone chips.

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Revenue from technical support service for mobile phone technology platform software provided to:
Vogins Shanghai	—	—	1,734	286

Cost of sales from technical support service for mobile phone technology platform software provided to:
Vogins BVI	—	—	603	100

The Group entered into a technology service agreement with Vogins Shanghai in May 2013, pursuant to which the Group agreed to provide Vogins Shanghai a self-developed mobile phone technology platform software as well as related technical support service in exchange for a service fee based on the number of download through the mobile phone technology platform at a pre-determined unit price. The Group transferred 49% noncontrolling interest in one of its subsidiaries to Vogins BVI as an inducement for Vogins Shanghai to sign the technology service agreement. The carrying value of the 49% noncontrolling interest was treated as a deferred cost and amortized over the contractual term of the technology service agreement of three years.

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Mobile games revenue from a related mobile phone service provider:
Vogins Shanghai	—	—	5,710	943

The Group entered into an agreement with Vogins Shanghai in August 2013 for billing and collection services as mobile phone service provider in the sale of in-game premium features of the Group’s mobile games. Pursuant to the agreement, the Group is entitled to profit sharing based on prescribed percentages ranging from 55% to 95% of the after-tax net proceeds that Vogins Shanghai collected from mobile network operators.

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Other income from the sale of inventories to:
Mr. Kuang Yixun and Mr. Hu Zhenning	—	—	2,359	390

In December 2013, the Group sold all of its inventories to Mr. Kuang Yixun and Mr. Hu Zhengning at cost, due to the business transition of the OWX Group from handset design business to mobile phone games promotion business. No gain or loss was resulted from the sale of inventories.

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Revenue from exclusive technical support services on feature phone games provided to:
Kuailefeng	4,661	—	—	—

	4,661	—	—	—

The Group entered into an exclusive technical support services agreement with Kuailefeng on October 9, 2009, pursuant to which Kuailefeng agreed to engage the Group as its exclusive provider of technical platform and technical support, maintenance and other services for an annual service fee based on a prescribed percentage of Kuailefeng’s revenue. The exclusive technical support services agreement was terminated by the Group at the end of 2011.

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Revenue from exclusive reseller right on feature phone games provided to:
Kuailefeng	1,424	—	—	—

	1,424	—	—	—

The Group entered into an agent agreement with Kuailefeng in January 2010, pursuant to which the Group granted Kuailefeng the right to operate and sell in-game premium features of certain feature phone games of the Group in exchange for a fee of RMB1,424 for the years ended December 31, 2011. The agent agreement was terminated by the Group at the end of 2011.

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Mobile phone games revenue from related mobile phone service providers:
Shenzhen Provider	3,352	—	—	—
Huazhongtianxun	2,072	—	—	—
Shidai Xunda	2,243	—	—	—

	7,667	—	—	—

The Group entered into agreements with Shenzhen Provider, Huazhongtianxun and Shidai Xunda for billing and collection services as mobile phone service providers in the sale of in-game premium features of mobile phone games. The agreements were made in the Group’s ordinary course of business and based on terms identical to those with unrelated mobile phone service providers.

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Temporary funding provided by:
VODone	4,551	4,104	—	—

	4,551	4,104	—	—

The temporary funding from VODone was unsecured, interest-free and repayable on demand. The proceeds of the temporary funding from VODone were injected into OWX Beijing as working capital and were used for payment of expenses relating to the Listing for the years ended December 31, 2011, and 2012, respectively.

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Raw materials purchased on behalf by:
Bright Way	116	—	—	—

Raw materials purchased from:
Bright Way	658	—	—	—

During the year ended December 31, 2011, Bright Way purchased raw materials amounting to RMB116 on behalf of the Group for its handset design products.

During the year ended December 31, 2011, the Group purchased raw materials amounting to RMB658 from Bright Way.

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Deemed dividend to:
VODone	30,278	32,929	38,014	6,279

Related Party Balances
(c)	The Group had the following related party balances as of December 31, 2012 and 2013:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Amounts due from related parties:
MTK	—	6,097	1,007

Total	—	6,097	1,007

Amounts due to related parties:
VODone	988	—	—
Mr. Wang Yongchao	3	—	—

Total	991	—	—